Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
Schedule of Components of Accrued Liabilities and Other Payables	The components of accrued liabilities and other payables are as follows:
	As of December 31,	As of December 31,
	2023	2022
Salary payable	$2,239,227	$1,928,684
Payable to consultants	82,265	49,047
Refundable deposit to customers	53,162	86,991
Payable to property, plant and equipment suppliers	4,110,691	4,565,086
Customer custodial cash liabilities	1,612,075	3,919,793
Other accrued liabilities	1,707,428	969,490
Total accrued liabilities and other payables	$9,804,848	$11,519,091